CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 18,569	$ 24,950	$ 18,055
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,401	8,102	8,086
Stock based compensation	9,329	7,382	5,374
Gain from sale of available-for-sale marketable securities	(2,438)	(424)	(124)
Amortization of premiums, accretion of discounts and accrued interest on available-for-sale marketable securities, net	3,208	2,964	2,326
Accrued interest on bank deposits	(1,998)	1,069	(813)
Increase (decrease) in accrued severance pay, net	125	(158)	(74)
Changes in deferred income taxes, net	215	(1,775)	(699)
Increase in trade receivables, net	(773)	(726)	(6,356)
Increase in other current assets and prepaid expenses	(103)	(1,913)	(276)
Decrease (increase) in inventories	522	(2,654)	(1,569)
Increase (decrease) in trade payables	(562)	1,019	(1,231)
Increase in deferred revenues (short-term and long-term)	3,849	8,638	5,920
Increase in other payables and accrued expenses and other long-term liabilities	424	7,146	3,767
Tax benefit related to exercise of stock options	(632)	(1,443)	(2,186)
Net cash provided by operating activities	39,136	52,177	30,200
Cash flows from investing activities:
Purchase of property and equipment	(13,774)	(9,482)	(8,712)
Investment in (proceeds from) other long-term assets	(100)	34	11
Investment in bank deposits, net	(33,824)	(20,929)	(1,290)
Purchase of available-for-sale marketable securities	(13,442)	(44,063)	(35,149)
Proceeds from maturity of available-for-sale marketable securities	26,530	29,390	17,951
Proceeds from redemption of available-for-sale marketable securities	$ 27,757	10,393	$ 5,328
Purchase of Intangible assets		$ (1,375)
Payment for acquisition of subsidiary, net of cash acquired			$ (8,126)
Net cash used in investing activities	$ (6,853)	$ (36,032)	(29,987)
Cash flows from financing activities:
Proceeds from exercise of stock options	8,746	22,493	5,522
Excess tax benefit from stock-based compensation	632	1,443	2,186
Repurchase of Ordinary shares	(52,896)	(15,169)	(7,902)
Net cash provided by (used in) financing activities	(43,518)	8,767	(194)
Increase (decrease) in cash and cash equivalents	(11,235)	24,912	19
Cash and cash equivalents at the beginning of the year	44,979	20,067	20,048
Cash and cash equivalents at the end of the year	33,744	44,979	20,067
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 1,853	$ 2,285	$ 3,861